Supplementary Financial Information (Schedule Of Other Deductions And (Income)) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Supplementary Financial Information [Abstract]
Professional fees	$ 1	$ 2	$ 4	$ 4	$ 12	$ 15		$ 15
Sempra Acquisition related costs				16	12
InfraREIT Acquisition related costs	7		9
Recoverable pension and OPEB - non-service costs	14	13	28	27	53	31		28
Non-recoverable pension and OPEB (Note 8)	1		2	3	6	5		2
Interest income					1	6		2
Other					(2)	(1)
Other, including interest income	2	3	(1)
Total other deductions and (income) - net	$ 25	$ 18	$ 42	$ 50	$ 84	$ 46	[1]	$ 43	[1]

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.